Net Debt	6 Months Ended
Jun. 30, 2024
Net Debt.
Net Debt

Note 3:  Net debt

The table below provides an analysis of Net debt and a reconciliation of Net Cash flow to the movement in Net debt. The Group monitors Net debt as part of its capital-management policy as described in Note 28 of the Annual Report and Form 20-F Information 2023. Net debt is a non-GAAP financial measure.

Table 23: Net debt

	At 1 Jan	Cash		Non-cash	Exchange	At 30 Jun
	2024	flow	Acquisitions	& other	movements	2024
	$m	$m	$m	$m	$m	$m
Non-current instalments of loans	(22,365)	(4,973)	(3)	(2)	118	(27,225)
Non-current instalments of leases	(857)	-	(12)	(97)	17	(949)
Total long-term debt	(23,222)	(4,973)	(15)	(99)	135	(28,174)
Current instalments of loans	(4,614)	2,583	(9)	(5)	27	(2,018)
Current instalments of leases	(271)	174	(6)	(197)	8	(292)
Commercial paper	-	(2,453)	-	-	-	(2,453)
Collateral received from derivative counterparties	(215)	13	-	-	-	(202)
Other short-term borrowings excluding overdrafts	(97)	(63)	-	-	5	(155)
Overdrafts	(203)	(35)	-	-	(1)	(239)
Total current debt	(5,400)	219	(15)	(202)	39	(5,359)
Gross borrowings	(28,622)	(4,754)	(30)	(301)	174	(33,533)
Net derivative financial instruments	150	65	-	(82)	-	133
Net borrowings	(28,472)	(4,689)	(30)	(383)	174	(33,400)
Cash and cash equivalents	5,840	885	242	-	(51)	6,916
Other investments - current	122	(42)	87	-	(7)	160
Cash and investments	5,962	843	329	-	(58)	7,076
Net debt	(22,510)	(3,846)	299	(383)	116	(26,324)

Net debt increased by $3,814m in the half year to $26,324m. Details of the committed undrawn bank facilities are disclosed within the going concern section of Note 1. Non-cash movements in the period include fair value adjustments under IFRS 9 ‘Financial Instruments’.

In February 2024, AstraZeneca issued the following:

-	$1,250m of fixed-rate notes with a coupon of 4.8% maturing in February 2027
-	$1,250m of fixed-rate notes with a coupon of 4.85% maturing in February 2029
-	$1,000m of fixed-rate notes with a coupon of 4.9% maturing in February 2031
-	$1,500m of fixed-rate notes with a coupon of 5% maturing in February 2034

AstraZeneca repaid two bonds of carrying value $2,569m in Q2 2024 included in the cash outflow from Repayment of loans and borrowings of $2,643m. AstraZeneca also issued Commercial paper during the half year and the balance as at 30 June 2024 is $2,453m (H1 2023: $nil).

The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral on financial derivatives, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 30 June 2024 was $202m (31 December 2023: $215m) and the carrying value of such cash collateral posted by the Group at 30 June 2024 was $97m (31 December 2023: $102m).

The equivalent GAAP measure to Net debt is ‘liabilities arising from financing activities’, which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives shown above and includes the Acerta Pharma share purchase liability of $nil (31 December 2023: $833m).

During the six months ended 30 June 2024, there have been no changes to the Company’s solicited long term credit ratings. Moody’s credit ratings were long term: A2; short term: P-1. Standard and Poor’s credit ratings were long term: A; short term: A-1.